Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
External research and development fees	$ 3,062,844	$ 248,898
Operational expenses	412,008	229,758
Professional fees	570,193	435,244
Accrued interest	364,275	349,566
Severance	46,026	166,662
Bonus	0	192,099
Accrued liabilities	$ 4,455,346	$ 1,622,227